Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2045 Fund	May 30, 2024
Fidelity Freedom 2045 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.56%
Past 5 years	11.20%
Past 10 years	8.06%
Fidelity Freedom 2045 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.08%
Past 5 years	9.18%
Past 10 years	6.23%
Fidelity Freedom 2045 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.59%
Past 5 years	8.58%
Past 10 years	6.04%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0390
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.19%